INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Cost	$14,012	$15,695
Accumulated amortization	(1,354)	(1,309)
Total	$12,658	$14,386
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Brazilian regulated gas transmission operation	$2,805	$3,885
North American rail operations	1,999	1,992
Australian regulated terminal	1,729	1,758
North American residential energy infrastructure operation	1,696	1,806
Peruvian toll roads	1,088	1,159
Chilean toll roads	729	814
Indian toll roads(1)	705	769
U.K. telecom towers operation	440	472
U.K. port operation	265	283
Brazilian electricity transmission operation	252	401
Other(2)	950	1,047
Total	$12,658	$14,386

1.	Indian toll roads include $628 million of intangible assets at our investment in Simhapuri Expressway Ltd and Rayalseema Expressway Private Limited and $77 million at BIF India Holdings Pte Ltd.
2.
Other intangibles are comprised of customer contracts at our Australian port operation, our contracted order book at our U.K. regulated distribution operation, and pipeline authorization agreements at our cross-country gas pipeline business in India.

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2020	For the 12 month period ended December 31, 2019
Accumulated amortization at beginning of the period	$(1,309)	$(880)
Disposals	1	12
Amortization	(232)	(450)
Foreign currency translation	186	9
Ending Balance	$(1,354)	$(1,309)

The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2020	For the 12 month period ended December 31, 2019
Cost at beginning of the period	$15,695	$12,515
Additions through business combinations	—	3,248
Additions, net of disposals	42	109
Held for sale	—	(1)
Non-cash additions	—	15
Foreign currency translation	(1,725)	(191)
Ending Balance	$14,012	$15,695